Cover	Dec. 27, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Constellation Acquisition Corp I (the “Company”) is filing this Amendment No. 2 on Form 8-K/A (the “Second Amendment”) to amend the Company’s Amendment No. 1 on Form 8-K/A filed with the U.S. Securities and Exchange Commission (the “SEC”) on December 27, 2021 (the “First Amendment”), which was filed to amend and restate the Company’s audited balance sheet as of January 29, 2021 that had been filed with the Company’s Current Report on Form 8-K, originally filed with the SEC on February 4, 2021 (the “Original 8-K”). This Amendment No. 2 is being filed by the Company solely to correct a typographical error in the Report of Independent Registered Public Accounting Firm, included as part of Exhibit 99.1 to the First Amendment, which inadvertently omitted the Company’s name.
Document Period End Date	Dec. 27, 2021
Entity File Number	001-39945
Entity Registrant Name	CONSTELLATION ACQUISITION CORP I
Entity Central Index Key	0001834032
Entity Tax Identification Number	98-1574835
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	181 Westchester Ave
Entity Address, Address Line Two	Suite 407A
Entity Address, City or Town	Port Chester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10573
City Area Code	914
Local Phone Number	615 9912
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CSTA
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CSTA.W
Security Exchange Name	NYSE
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CSTA.U
Security Exchange Name	NYSE